Note 40 - Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial Assets Expected to be Collected Abstract
Reverse Repurchase Agreements Expected to be Collected	$ 9,452,831,000	$ 0	$ 0
Loans and Other Financing Expected to be Collected	45,949,271,000	46,934,159,000	27,339,160,000
Debt Securities Expected to be Collected	7,282,999,000	3,411,973,000	7,035,790,000
Financial Assets Expected to be Collected	62,685,101,000	50,346,132,000	34,374,950,000
Financial Liabilities Expected to be Paid Twelve Months After the End of the Reporting Period Breakdown Abstract
Deposits Expected to be Paid	39,393,000	582,141,000	327,768,000
Other Financial Liabilities Expected to be Paid	854,162,000	0	41,159,000
Bank Loans Expected to be Paid	168,972,000	191,040,000	2,436,000
Debt Securities Issued Expected to be Paid	507,780,000	2,318,299,000	1,701,694,000
Financial Liabilities Expected to be Paid	$ 1,570,307,000	$ 3,091,480,000	$ 2,073,057,000